DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The Company reclassified the following operations to discontinued operations for the six months ended September 30, 2022 and 2021, respectively.

	2022	2021
Revenue	$319	$-
Operating expenses	137,877	-
Other (income) loss	-	-
Net loss from discontinued operations	$(137,558)	$-

The Company reclassified the following operations to discontinued operations for the three months ended September 30, 2022 and 2021, respectively.

	2022	2021
Revenue	$212	$-
Operating expenses	5,556	-
Other (income) loss	-
Net loss from discontinued operations	$(5,344)	$-

The following represents the calculation of the loss on disposal of Norr at September 20, 2022:

	2022	2021
Proceeds from sale	$3	$-
Cash	(3,205)	-
Inventory	(40,901)	-
Loss on disposal of discontinued operations	$(44,103)	$-

The following represents the calculation of the loss on disposal of Elysian at September 21, 2022:

	2022	2021
Proceeds from sale	$1	$-
Cash	(552)	-
Prepaid expenses	(100,000)	-
Loss on disposal of discontinued operations	$(100,551)	$-